Loans and borrowings - Summary of Loans and Borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Non-current
Bank loans	$ 139	$ 116
Lease liabilities	144	125
Non-current borrowings	283	241
Current
Convertible notes (including embedded derivative)	1,479	0
Bank loans	114	90
Lease liabilities	37	33
Current borrowings	$ 1,630	$ 123